CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 22,548,000	$ 10,611,000	$ 10,519,000
Inventories	1,019,000	649,000	0
Prepaid and other current assets	4,697,000	485,000	765,000
Total current assets	28,264,000	11,745,000	11,284,000
Property, plant and equipment, net	21,839,000	24,069,000	26,001,000
Right-of-use asset	4,612,000
Trademark	3,200,000
Other non-currentassets	77,000	77,000	356,000
Total assets	57,992,000	35,891,000	37,641,000
Current liabilities:
Accounts payable	3,252,000	2,474,000	3,308,000
Current portion of operating lease obligation	1,198,000
Accrued expenses and other current liabilities	6,502,000	4,390,000	649,000
Long-term debt, current portion	3,839,000	41,132,000	1,600,000
Long-term debt, current portion due to related parties		10,503,000
Total current liabilities	14,791,000	58,499,000	5,557,000
Long-term debt	6,448,000	7,286,000	25,544,000
Operating lease obligation, net of current portion	3,508,000
Long-term debt due to related parties			10,927,000
Other non-currentliabilities	320,000	1,685,000	1,698,000
Total liabilities	25,067,000	67,470,000	43,726,000
Commitments and Contingencies
Temporary equity
Temporary equity, value	1,342,498,000	108,829,000	108,829,000
Stockholders' Equity (Deficit):
Additional paid in capital		50,289,000	7,490,000
Accumulated deficit	(1,309,573,000)	(190,697,000)	(122,404,000)
Total stockholders' deficit	(1,309,573,000)	(140,408,000)	(114,914,000)
Total Liabilities and Stockholders' Equity	57,992,000	35,891,000	37,641,000
Series A Convertible Preferred Stock
Temporary equity
Temporary equity, value	472,304,000	15,922,000	15,922,000
Series B Convertible Preferred Stock
Temporary equity
Temporary equity, value	507,720,000	92,907,000	92,907,000
Series C Convertible Preferred Stock
Temporary equity
Temporary equity, value	362,474,000
Founders Convertible Preferred Stock
Stockholders' Equity (Deficit):
Preferred stock value
Common Class A
Stockholders' Equity (Deficit):
Common stock value	0	0	0
Class B Common Stock
Stockholders' Equity (Deficit):
Common stock value	0	0	$ 0
Holicity Inc.
Current assets:
Cash and cash equivalents	455,935	990,428
Prepaid expenses	211,550	209,654
Total current assets	667,485	1,200,082
Marketable securities held in trust account	300,012,660	300,046,957
Total assets	300,680,145	301,247,039
Current liabilities:
Accrued expenses	1,053,985	145,105
Franchise tax payable	50,124	116,667
Total current liabilities	1,104,109	261,772
Warrant liabilities	45,806,666	27,253,333
Deferred underwriting fee payable	10,500,000	10,500,000
Total liabilities	57,410,775	38,015,105
Commitments and Contingencies
Temporary equity
Temporary equity, value	238,269,360	258,231,930
Stockholders' Equity (Deficit):
Preferred stock value
Additional paid in capital	32,303,479	12,341,109
Accumulated deficit	(27,304,837)	(7,342,273)
Total stockholders' deficit	5,000,010	5,000,004
Total Liabilities and Stockholders' Equity	300,680,145	301,247,039
Holicity Inc. | Common Class A
Stockholders' Equity (Deficit):
Common stock value	618	418
Total stockholders' deficit	618	418
Holicity Inc. | Class B Common Stock
Stockholders' Equity (Deficit):
Common stock value	750	750
Total stockholders' deficit	$ 750	$ 750